OTHER RECEIVABLES AND PREPAID EXPENSES - Schedule of components of trade and other receivables (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
OTHER RECEIVABLES AND PREPAID EXPENSES
Supplier advance	$ 1,689,644	$ 50,000
Receivable from Wergeland Eiendom AS – Hammerfest Port (Note 5)	969,213
Value added tax receivable	958,332	41,139
Prepaid expenses	569,773
Other receivables	134,445	160,663
TOTAL	$ 4,321,407	$ 251,802